BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
RosTaxi
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

January 15, 2015
RUB
ASSETS:
Intangible assets	114
Deferred tax assets	77
Goodwill	224
Total assets	415
Net assets	415
Total purchase consideration	415

Agnitum
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

December 11, 2015
RUB
ASSETS:
Intangible assets	58
Deferred tax assets	12
Goodwill	50
Total assets	120
Net assets	120
Total purchase consideration	120

Shkulev
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

June 28, 2017
RUB
ASSETS:
Intangible assets	59
Deferred tax assets	68
Goodwill	274
Total assets	401
Net assets	401
Total purchase consideration	401

Foodfox
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

December 22, 2017
RUB
ASSETS:
Intangible assets	82
Goodwill	639
Other current assets	25
Total assets	746
LIABILITIES:
Current liabilities	20
Other non-current liabilities	115
Deferred tax liabilities	16
Total liabilities	151
Net assets	595
Total purchase consideration	595